SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash	$ 451,229	$ 219,978	$ 451,229	$ 219,978	$ 157,692	$ 250,188	$ 58,007
FDIC	250,000		250,000
Uninsured cash balance	0		0		157,692
Retail revenues	$ 1,732,116	$ 1,163,819	$ 3,573,412	$ 2,356,093	5,207,572	3,153,564
Advertising Expense					228,960	225,812
Cost of Equipment
Accumulated depreciation					179,762	119,022
Leased Equipment
Accumulated depreciation					$ 53,999	$ 22,424